Derivative Liabilities	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Liabilities

8. DERIVATIVE LIABILITIES

We apply the accounting standard that provides guidance for determining whether an equity-linked financial instrument, or embedded feature, is indexed to an entity’s own stock. The standard applies to any freestanding financial instruments or embedded features that have the characteristics of a derivative, and to any freestanding financial instruments that are potentially settled in an entity’s own common stock.

Expected volatility is based primarily on historical volatility of the Company. Historical volatility was computed using weekly pricing observations of the Company based on common stock issued for cash for recent periods that correspond to the expected term. We believe this method produces an estimate that is representative of our expectations of future volatility over the expected term of these warrants.

We currently have no reason to believe future volatility over the expected remaining life of these warrants is likely to differ materially from historical volatility. The expected life is based on the remaining contractual term of the warrants. The risk-free interest rate is based on one-year to five-year U.S. Treasury securities consistent with the remaining term of the warrants.

On December 31, 2010, the Company granted a warrant to purchase 7,000,000 shares of the Company’s common stock at an exercise price of $0.01 per share for services rendered. The warrants may be exercised, in whole or in part, on the earliest of: (i) the seventh anniversary of the grant date; (ii) the date which is 30 days after the date notice is given to the holder of the commencement of a securities offering by the Company in which the Company offers equity securities valued at $1,000,000 or more for sale; (iii) the closing date of a transaction or series of transactions in which the Company sells or otherwise disposes of all or substantially all of its property or business; or (iv) the closing date of a transaction in which the Company merges with or into or consolidates with any other corporation, limited liability company or other entity (other than a wholly-owned subsidiary of the Company) other than a transaction in which the stockholders of the Company immediately prior to the transaction own a majority of the voting power of the surviving corporation following the transaction. The warrant included a down-round provision, which requires adjustments to the exercise price of the warrant if the Company at any time while the warrant remain outstanding shall conduct a private placement to sell shares of common stock at a price per share less than the exercise price of $0.01 per share. The minimum amount that the exercise price may be adjusted down to is $0.005 per share.

The warrant was valued at $1,680,000 on date of grant based on the Black-Scholes option-pricing model. The warrant was expensed entirely at the time of issuance. The fair value of the warrant was $1,680,000 at December 31, 2010. On April 1, 2011, the warrant holder exercised such warrant for 7,000,000 shares of common stock and the Company recorded a reclassification of the fair value of $1,680,000 derivative liability to equity. Based on further analysis during fiscal 2012, the Company determined that this warrant had a fixed or determinable maximum number of shares that may be required to be issued due to the minimum down-round amount of $0.005 per share. Since the derivative liability balance did not change from date of grant through the warrant exercise date (no impact to the consolidated statements of operations or earning (loss) per share) and the Company recorded a reclassification of such derivative liability to equity in April 2011, no further adjustment is considered necessary relating to this instrument.

On December 15, 2010 and December 16, 2010, the Company granted warrants to purchase an aggregate of 2,000,000 shares of the Company’s common stock at an exercise price of $0.25 per share for services rendered. The warrants may be exercised, in whole or in part, on the earliest of: (i) the third anniversary of the grant date; (ii) the date which is 30 days after the date notice is given to the holder of the commencement of a securities offering by the Company in which the Company offers equity securities valued at $1,000,000 or more for sale; (iii) the closing date of a transaction or series of transactions in which the Company sells or otherwise disposes of all or substantially all of its property or business; or (iv) the closing date of a transaction in which the Company merges with or into or consolidates with any other corporation, limited liability company or other entity (other than a wholly-owned subsidiary of the Company) other than a transaction in which the stockholders of the Company immediately prior to the transaction own a majority of the voting power of the surviving corporation following the transaction. The warrants included a down-round provision, which requires adjustments to the exercise price of the warrants if the Company at any time while the warrants remain outstanding shall conduct a private placement to sell shares of common stock at a price per share less than the exercise price of $0.25 per share. The minimum amount that the exercise price may be adjusted down to is $0.125 per share.

The warrant was initially valued at $320,000 based on the Black-Scholes option-pricing model. The warrant was expensed entirely at the time of issuance as a derivative liability was originally established. Based on further analysis during fiscal 2012, the Company determined that these warrants have a fixed or determinable maximum number of shares that may be required to be issued due to the minimum down-round amount of $0.125 per share. Due to the non-derivative treatment of such instruments, on January 1, 2012, the Company reversed the derivative liability of $280,000 recorded at December 31, 2011 to additional paid-in capital. The impact of the $40,000 gain recognized prior to January 1, 2012 is not considered significant to the consolidated financial statements. The fair value of the warrant was $280,000 at December 31, 2011 and is included in derivative liabilities in the accompanying balance sheet.

During the year ended December 31, 2011 and for the period from Inception through December 31, 2012, the Company recognized income of $40,000 related to the change in fair value of derivative liabilities.

The following table summarizes the activity related to the derivative liabilities during the years ended December 31, 2012 and 2011:

	Year Ended
	December 31, 2012	December 31, 2011

Balance at beginning of year	$280,000	$2,000,000
Reclassification to equity	(280,000)	(1,680,000)
Net change in fair value of derivative liabilities	-	(40,000)
Ending balance	$-	$280,000

The following table presents details of the assumptions used to calculate the fair value using the Black-Scholes Option Pricing Model for warrant related derivatives:

Year Ended
	December 31, 2012	December 31, 2011

Expected term (in years)	*	2.21 – 6.76
Expected volatility	*	80.94% - 92.64%
Risk-free interest rate	*	1.29% - 2.90%
Expected dividends	*	-
Grant date fair value per share	*	$0.14 - $0.24

* No derivative liabilities exist during the year ended December 31, 2012.